SPIN-OFF	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
SPIN-OFF

4.	SPIN-OFF

Effective December 14, 2022 (the “Spin-Off Date”), the Company and all of its wholly owned subsidiaries were involved in a spin off transaction from the Company’s former parent, Meta. Meta spun the Company and the Company’s wholly owned oil and natural gas subsidiaries in fulfillment of a preferred shareholder liability and other working capital items. As part of the Spin-Off, a change in control event occurred which is accounted for under ASC 805, Business Combination. Meta no longer owns 100% of the Company and the Company is now owned by various shareholders. The new shareholders of the Company received common stock as consideration and the fair value was determined using the income approach.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the Spin-Off Date.

Consideration in common stock	$51,362,187

Recognized Assets and Liabilities
Cash and cash equivalents	$319,987
Accounts receivable, related party	177,519
Prepaids	154,075
Oil and natural gas properties	77,645,689
Other assets	119,364
Accounts payable	(5,310,456)
Notes payable	(20,000,000)
Accrued interest	(1,498,217)
Asset retirement obligation	(245,774)
Net Assets Recognized	$51,362,187